Restructuring	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring
NOTE 20. RESTRUCTURING
Restructuring charges primarily consist of employee separation benefits under existing severance programs, foreign statutory termination benefits, certain one-time
termination benefits, contract termination costs, asset impairment charges and other costs that are associated with restructuring actions. Certain restructuring charges are accrued prior to payments made in accordance with applicable guidance. For such charges, the amounts are determined based on estimates prepared at the time the restructuring actions were approved by management. Inventory write offs due to restructuring are reported in Cost of products and all other restructuring charges are reported as Restructuring expenses in the Statements of Income.
In the third quarter of 2020, the Company implemented a restructuring plan (“2020 restructuring plan”) for manufacturing capacity rationalization across the Company. The Company completed the 2020 restructuring plan as of June 30, 2022 and total cost in connection with the 2020 restructuring plan was $11.0 million.
In the third quarter of 2022, the Company implemented a restructuring plan (the “2022/2023 restructuring plan”) to optimize the overall cost structure for the Company on a global basis. The initiatives under this plan include streamlining operations and enhancing our general and administrative infrastructure. As of December 31, 2023, the Company recognized restructuring charges of $16.8 million, net of a cumulative release of the related liability of $6.5 million. The total estimated cost, net of releases was revised in the second quarter from $8.0 million to $10.0 million to a range of $16.0 million to $18.0 million, which was originally expected to be recognized by the end of 2023. During the quarter we have refined our range to $17.0 million to $18.0 million and now expect the full amount to be recognized by the first quarter of 2024. These changes are due to additional actions being taken, as well as delays in certain actions that support our streamlining operations under this plan.
The following table details the cumulative restructuring charges reported in operating income for the 2022/2023 restructuring plan since the implementation of this plan:

	Cumulative Amount	As of the Quarter Ended				Cumulative Amount
(In millions)	Balance as of December 31, 2022	March 31, 2023	June 30, 2023	September 30, 2023	December 31, 2023	Balance as of December 31, 2023
2022/2023 restructuring plan
Severance and related expense	$5.4	$0.6	$2.7	$5.2	$(1.2)	$12.7
Other	—	—	—	1.2	2.9	4.1

Total Restructuring charges	$5.4	$0.6	$2.7	$6.4	$1.7	$16.8

Restructuring charges, net of release of related liability, are reported in restructuring expense within the Consolidated Statements of Income. Liability balances for restructuring activities are included in Accounts payable, trade and other and Other current liabilities in the accompanying Consolidated Balance Sheets. The tables below detail the restructuring activities for the years ended December 31, 2023 and 2022:

		Impacts to earnings
(In millions)	Balance as of December 31, 2022	Charged to Earnings	Releases	Cash Payments	Balance as of December 31, 2023
2022/2023 restructuring plan
Severance and related expense	$4.3	$13.5	$(6.2)	$(7.3)	$4.3
Other	—	4.1	—	(0.4)	3.7

Total	$4.3	$17.6	$(6.2)	$(7.7)	$8.0

		Impacts to earnings
(In millions)	Balance as of December 31, 2021	Charged to Earnings	Releases	Cash Payments	Balance as of December 31, 2022
2020 restructuring plan
Severance and related expense	$0.4	$1.2	$(0.2)	$(1.4)	$—
Other	0.1	0.7	—	(0.8)	—
2022/2023 restructuring plan
Severance and related expense	—	5.7	(0.3)	(1.1)	4.3

Total	$0.5	$7.6	$(0.5)	$(3.3)	$4.3

The Company released $6.2 million and $0.5 million of the liability during the years ended December 31, 2023 and 2022, respectively, which it no longer expects to pay in connection with the restructuring plans due to actual severance payments
differing from the original estimates and natural attrition of employees.